Acquisition (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 03, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	$ 5,712
Intangible assets	6,157
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Weighted average amortization period		7 years	7 years
Weighted Average Cost Of Capital	22.00%
Himax Display Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	6,762,537
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	270
Himax Display Inc [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Weighted average amortization period	7 years
HDI USA [Member]
Business Acquisition [Line Items]
Losses included in the consolidated statements of income				1,390
In Process R and D Asset [Member]
Business Acquisition [Line Items]
Weighted Average Cost Of Capital	23.00%
Intangible assets	722
Spatial Photonics Inc [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	5,700
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	$ 1,061